OTHER PAYABLES AND ACCRUED LIABILITIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 12, 2024	Jan. 18, 2024	Nov. 09, 2023
OTHER PAYABLES AND ACCRUED LIABILITIES
Borrow aggregate loan amount		$ 2,250,000.00	$ 2,250,000.00	$ 2,250,000
Loans fixed interest rate	8.00%